Stockholders’ Equity (Details) - Schedule of Fair Value Option Granted - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders’ Equity (Details) - Schedule of Fair Value Option Granted [Line Items]
Exercise price (in Dollars per share)	$ 5.23	$ 5.01
Expected dividend yield	0.00%	0.00%
Risk free interest rate	3.97%	4.49%
Expected life in years	5 years	10 years
Expected volatility	219.00%	164.00%
Warrant [Member]
Stockholders’ Equity (Details) - Schedule of Fair Value Option Granted [Line Items]
Expected dividend yield		0.00%	0.00%
Minimum [Member] | Warrant [Member]
Stockholders’ Equity (Details) - Schedule of Fair Value Option Granted [Line Items]
Exercise price (in Dollars per share)		$ 300	$ 7.5
Risk free interest rate		1.13%	2.55%
Expected life in years		5 years	5 years
Expected volatility		147.00%	147.00%
Maximum [Member] | Warrant [Member]
Stockholders’ Equity (Details) - Schedule of Fair Value Option Granted [Line Items]
Exercise price (in Dollars per share)		$ 2,300	$ 20
Risk free interest rate		3.47%	3.47%
Expected life in years		5 years 6 months	5 years 6 months
Expected volatility		165.00%	165.00%
Stock Options [Member]
Stockholders’ Equity (Details) - Schedule of Fair Value Option Granted [Line Items]
Exercise price (in Dollars per share)		$ 0.02
Expected dividend yield		0.00%
Risk free interest rate		3.95%
Expected life in years		10 years
Expected volatility		194.00%